Commitments, contingencies and guarantees - Maturity Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,710,433	¥ 7,961,476
Maximum potential payout /Notional total	[1],[2]	204,781,587	253,243,082
Derivative contracts [Member] | Less than 1 yearl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		68,207,766
Derivative contracts [Member] | 1 to 3 yearsl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		55,597,489
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		22,883,824
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		58,092,508
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	242	291
Maximum potential payout /Notional total	[3]	8,422	¥ 9,494
Standby letters of credit and other guarantees [Member] | Less than 1 yearl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		13
Standby letters of credit and other guarantees [Member] | 1 to 3 yearsl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 7
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 8,402

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2015 and March 31, 2016 was \7,041 million and \6,115 million, respectively.